LONG-TERM OBLIGATIONS - Schedule of Debt Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Letters of credit outstanding	$ 80.1	$ 75.8
Long-term Debt, Fiscal Year Maturity [Abstract]
2020	6.1
2021	5.5
2022	5.5
2023	5.5
2024	561.4
Thereafter	601.5
Total	1,185.5
Less: Unamortized debt issuance costs	(13.5)
Net debt	1,172.0
Continuing Operations
Debt Instrument [Line Items]
Letters of credit outstanding	80.1	65.4
Discontinued Operations
Debt Instrument [Line Items]
Letters of credit outstanding	0.0	10.4
Credit Agreement 2017
Debt Instrument [Line Items]
Letters of credit outstanding	0.0	0.0
Credit Agreement 2017 | Continuing Operations
Debt Instrument [Line Items]
Letters of credit outstanding	0.0	0.0
Credit Agreement 2017 | Discontinued Operations
Debt Instrument [Line Items]
Letters of credit outstanding	0.0	0.0
Additional Credit Agreement 2017
Debt Instrument [Line Items]
Letters of credit outstanding	34.8	33.4
Additional Credit Agreement 2017 | Continuing Operations
Debt Instrument [Line Items]
Letters of credit outstanding	34.8	33.4
Additional Credit Agreement 2017 | Discontinued Operations
Debt Instrument [Line Items]
Letters of credit outstanding	0.0	0.0
Bilateral Arrangements
Debt Instrument [Line Items]
Letters of credit outstanding	45.3	42.4
Bilateral Arrangements | Continuing Operations
Debt Instrument [Line Items]
Letters of credit outstanding	45.3	32.0
Bilateral Arrangements | Discontinued Operations
Debt Instrument [Line Items]
Letters of credit outstanding	$ 0.0	$ 10.4